Shareholder Fees {- Fidelity SAI International Momentum Index Fund}	Dec. 30, 2020 USD ($)
10.31 Fidelity SAI Emerging Markets and International Index Funds COMBO PRO-02 | Fidelity SAI International Momentum Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none